Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party transaction
	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Products revenue – related party	—	10,852
Other income – related party (disposal of technology and intellectual property assets)	—	2,830

Schedule of topsfuture balance
	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Amounts due from related parties included in prepayments and other current assets	—	7